3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of discontinued operations
Accumulated inflation rates	53.46%	48.01%